TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2020	2019
Trade receivables	$614	$580
Prepaids and others	64	100
Inventory	26	43
Income tax receivables	15	47
Other short-term receivables	163	158
Current portion of contract asset	46	51
	$928	$979
As at December 31, 2020, 84% (2019: 72%) of trade receivables were current. Brookfield Renewable does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2020 and 2019 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.